Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Details)	Dec. 31, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 345,019,271
Fair Value, Inputs, Level 1 | Money Market Fund
Assets:
Investments held in Trust Account	345,019,271
Public Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	20,441,250
Private Placement Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	$ 10,546,500